Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Schedule of Intangible Assets, Net

		September 30,	December 31,
	Useful Lives	2024	2023
Patent application costs	3 Years	$555,918	$484,035
Trade name and trademarks	3 Years	71,033	70,446
Intangible assets, gross		626,951	554,481
Less: Accumulated amortization		(433,647)	(330,791)
Intangible assets, net		$193,304	$223,690

		As of December 31,
	Useful Lives	2023	2022
Patent application costs	3 Years	$484,035	$382,285
Trade name and trademarks	3 Years	70,446	68,356
Intangible assets, gross		554,481	450,641
Less: Accumulated amortization		(330,791)	(198,955)
Intangible assets, net		$223,690	$251,686

Schedule of Estimated Future Amortization Expense of Intangible Assets, Net

Years Ending December 31,	Amount
2024	$31,949
2025	99,005
2026	52,529
2027	9,821
Total future amortization	$193,304

Years Ending December 31,	Amount
2024	120,078
2025	75,043
2026	28,569
$223,690